RISK MANAGEMENT (Details 10) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Risk Management [Line Items]
Financial assets	$ 16,377,253	$ 13,060,653
Gross carrying amount [member] | Financial assets individually assessed for credit losses [member]
Disclosure Of Risk Management [Line Items]
Financial assets	5,196,391	5,006,429
Gross carrying amount [member] | Financial assets individually assessed for credit losses [member] | Commercial Loans [Member]
Disclosure Of Risk Management [Line Items]
Financial assets	4,544,324	4,547,366
Gross carrying amount [member] | Financial assets individually assessed for credit losses [member] | Consumer loans [member]
Disclosure Of Risk Management [Line Items]
Financial assets	10,839	4,586
Gross carrying amount [member] | Financial assets individually assessed for credit losses [member] | Mortgages [member]
Disclosure Of Risk Management [Line Items]
Financial assets	0	0
Gross carrying amount [member] | Financial assets individually assessed for credit losses [member] | Lease receivables [member]
Disclosure Of Risk Management [Line Items]
Financial assets	641,228	454,477
Gross carrying amount [member] | Financial assets individually assessed for credit losses [member] | Small Business Loan [Member]
Disclosure Of Risk Management [Line Items]
Financial assets	0	0
Gross carrying amount [member] | Financial assets collectively assessed for credit losses [member]
Disclosure Of Risk Management [Line Items]
Financial assets	8,240,699	6,197,975
Gross carrying amount [member] | Financial assets collectively assessed for credit losses [member] | Commercial Loans [Member]
Disclosure Of Risk Management [Line Items]
Financial assets	3,546,504	2,245,077
Gross carrying amount [member] | Financial assets collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure Of Risk Management [Line Items]
Financial assets	2,337,640	1,820,092
Gross carrying amount [member] | Financial assets collectively assessed for credit losses [member] | Mortgages [member]
Disclosure Of Risk Management [Line Items]
Financial assets	1,115,785	1,215,061
Gross carrying amount [member] | Financial assets collectively assessed for credit losses [member] | Lease receivables [member]
Disclosure Of Risk Management [Line Items]
Financial assets	1,105,208	815,043
Gross carrying amount [member] | Financial assets collectively assessed for credit losses [member] | Small Business Loan [Member]
Disclosure Of Risk Management [Line Items]
Financial assets	135,562	102,702
Accumulated impairment [member] | Financial assets individually assessed for credit losses [member]
Disclosure Of Risk Management [Line Items]
Financial assets	2,369,142	2,034,212
Accumulated impairment [member] | Financial assets individually assessed for credit losses [member] | Commercial Loans [Member]
Disclosure Of Risk Management [Line Items]
Financial assets	2,059,356	1,767,139
Accumulated impairment [member] | Financial assets individually assessed for credit losses [member] | Consumer loans [member]
Disclosure Of Risk Management [Line Items]
Financial assets	10,839	1,153
Accumulated impairment [member] | Financial assets individually assessed for credit losses [member] | Mortgages [member]
Disclosure Of Risk Management [Line Items]
Financial assets	0	0
Accumulated impairment [member] | Financial assets individually assessed for credit losses [member] | Lease receivables [member]
Disclosure Of Risk Management [Line Items]
Financial assets	298,947	265,920
Accumulated impairment [member] | Financial assets individually assessed for credit losses [member] | Small Business Loan [Member]
Disclosure Of Risk Management [Line Items]
Financial assets	0	0
Accumulated impairment [member] | Financial assets collectively assessed for credit losses [member]
Disclosure Of Risk Management [Line Items]
Financial assets	3,978,036	2,839,616
Accumulated impairment [member] | Financial assets collectively assessed for credit losses [member] | Commercial Loans [Member]
Disclosure Of Risk Management [Line Items]
Financial assets	1,782,385	1,121,557
Accumulated impairment [member] | Financial assets collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure Of Risk Management [Line Items]
Financial assets	1,403,499	1,025,668
Accumulated impairment [member] | Financial assets collectively assessed for credit losses [member] | Mortgages [member]
Disclosure Of Risk Management [Line Items]
Financial assets	489,414	474,479
Accumulated impairment [member] | Financial assets collectively assessed for credit losses [member] | Lease receivables [member]
Disclosure Of Risk Management [Line Items]
Financial assets	202,940	144,318
Accumulated impairment [member] | Financial assets collectively assessed for credit losses [member] | Small Business Loan [Member]
Disclosure Of Risk Management [Line Items]
Financial assets	$ 99,798	$ 73,594